JPMorgan U.S. Government Money Market Fund Expense Example - IM Shares [Member] - JPMorgan U.S. Government Money Market Fund - IM	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 154